UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET HIGH YIELD PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 88.3%
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.5%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	1,290,000		$1,338,375	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	310,000	EUR	443,738	(a)
Tenneco Inc., Senior Notes	7.750%	8/15/18	670,000		686,750	(a)

Total Auto Components					2,468,863

Automobiles - 0.7%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	1,320,000		425,700	(b)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	3,955,000		1,334,813	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	6,180,000		1,993,050	(b)

Total Automobiles					3,753,563

Diversified Consumer Services - 1.7%
Realogy Corp., Senior Notes	10.500%	4/15/14	3,035,000		2,579,750
Service Corp. International, Senior Notes	7.500%	4/1/27	1,212,000		1,157,460
Sotheby’s, Senior Notes	7.750%	6/15/15	1,290,000		1,344,825
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	3,490,000		3,708,125	(a)

Total Diversified Consumer Services					8,790,160

Hotels, Restaurants & Leisure - 7.5%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	385,000		321,956
CCM Merger Inc., Notes	8.000%	8/1/13	3,735,000		3,417,525	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,345,000		1,286,156	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	4,706,000		3,388,320
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	310,000		314,650
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,455,000		218	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	8,908,000		5,790,200
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	1,260,000		1,014,300
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,655,000		2,318,550	(b)(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	850,000		790,500	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,340,000		1,413,700
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	2,840,000		2,683,800
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	3,060,000		2,841,975
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	260,000		289,250
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	280,000		318,850
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	1,600,000		1,432,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	2,902,000		2,205,520
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,390,000		1,556,800
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	410,000		435,112
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	440,000		425,700
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	310,000		305,350
Sbarro Inc., Senior Notes	10.375%	2/1/15	2,325,000		1,395,000
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	2,755,000		2,272,875	(a)(d)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	2,905,000		494	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	2,625,000		263	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	890,000		3,480	(b)(c)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	2,840,000	2,996,200	(a)

Total Hotels, Restaurants & Leisure				39,218,744

Internet & Catalog Retail - 0.8%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,670,000	1,862,050
QVC Inc., Senior Secured Notes	7.375%	10/15/20	2,270,000	2,349,450	(a)

Total Internet & Catalog Retail				4,211,500

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Media - 4.1%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	570,000	$602,775
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,930,000	2,002,375	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,690,000	1,791,400	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	190,000	188,813	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,225,000	3,200,813	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	470,000	532,275	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	172,000	122,120	(a)(d)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	410,000	447,925
Gannett Co. Inc., Senior Notes	6.375%	9/1/15	220,000	217,525	(a)
Gannett Co. Inc., Senior Notes	7.125%	9/1/18	510,000	502,350	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	4,430,000	4,397,528	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	3,330,000	3,334,162
ProQuest LLC/ProQuest Notes Co., Senior Notes	9.000%	10/15/18	950,000	964,250	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	845,000	849,225
UPC Holding BV, Senior Notes	9.875%	4/15/18	1,160,000	1,235,400	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	905,000	968,350

Total Media				21,357,286

Multiline Retail - 0.9%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	232,058	241,050	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	4,810,000	4,533,425

Total Multiline Retail				4,774,475

Specialty Retail - 1.5%
American Greetings Corp., Senior Notes	7.375%	6/1/16	3,045,000	3,098,287
American Greetings Corp., Senior Notes	7.375%	6/1/16	575,000	562,063
American Greetings Corp., Senior Notes	7.375%	6/1/16	360,000	349,200
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	710,000	771,237
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	3,050,000	2,935,625

Total Specialty Retail				7,716,412

Textiles, Apparel & Luxury Goods - 0.9%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,080,000	3,465,000
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	1,040,000	1,095,900

Total Textiles, Apparel & Luxury Goods				4,560,900

TOTAL CONSUMER DISCRETIONARY				96,851,903

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Cott Beverages USA Inc., Senior Notes	8.125%	9/1/18	400,000	423,500	(a)

Food Products - 0.7%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	1,629,000	1,743,030
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	960,000	1,035,600
Michael Foods Inc., Senior Notes	9.750%	7/15/18	960,000	1,027,200	(a)

Total Food Products				3,805,830

Household Products - 0.5%
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	1,610,000	1,726,725	(a)
Visant Corp., Senior Notes	10.000%	10/1/17	1,020,000	1,065,900	(a)

Total Household Products				2,792,625

Tobacco - 0.2%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	870,000	941,775

TOTAL CONSUMER STAPLES				7,963,730

ENERGY - 14.5%
Energy Equipment & Services - 2.3%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	2,225,000	2,447,500
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,235,000	1,272,050
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,790,000	1,796,713

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Energy Equipment & Services - continued
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,990,000	$1,651,700	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	1,850,000	1,951,750
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,900,000	1,928,500	(a)
PHI Inc., Senior Notes	8.625%	10/15/18	380,000	373,350	(a)
Transocean Inc., Senior Notes	6.625%	4/15/11	520,000	533,747

Total Energy Equipment & Services				11,955,310

Oil, Gas & Consumable Fuels - 12.2%
Adaro Indonesia PT, Notes	7.625%	10/22/19	700,000	763,000	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	5,340,000	5,233,200
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,220,000	1,375,550
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	870,000	896,100	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	1,635,000	1,761,713
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	520,000	543,400
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	885,000	900,488
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	1,015,000	1,096,200
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	110,000	112,475
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,340,000	2,556,450	(a)
Continental Resources Inc., Senior Notes	7.125%	4/1/21	240,000	249,600	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	4,330,254	3,994,659	(a)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,230,000	1,288,425
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	2,232,000	2,435,670
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	1,570,000	1,652,425
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	2,145,000	2,238,844	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	295,000	293,525	(d)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	2,950,000	2,931,562
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	100,000	59,125	(a)(b)
Harvest Operations Corp., Senior Notes	6.875%	10/1/17	1,090,000	1,114,525	(a)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	1,100,000	1,127,500	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,150,000	2,289,750
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,270,000	1,346,200	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	1,180,000	1,190,325	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	840,000	907,200
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	1,460,000	1,514,750	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	610,000	617,625	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	1,840,000	1,867,600	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	480,000	361,200
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	465,000	353,400
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,910,000	1,984,012
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	2,180,000	2,403,450
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	995,000	910,425	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	1,050,000	913,500	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,460,000	1,664,400
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	165,000	180,263
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,775,000	3,253,687
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000	109,625
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	380,000	415,150
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	1,305,000	1,291,950	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	1,285,000	1,285,000	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	890,000	874,425
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	465,000	427,800
Teekay Corp., Senior Notes	8.500%	1/15/20	1,690,000	1,839,987
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,304,000	1,470,260	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	335,000		$377,713	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	1,380,000		1,411,050

Total Oil, Gas & Consumable Fuels					63,885,183

TOTAL ENERGY					75,840,493

FINANCIALS - 12.5%
Capital Markets - 0.8%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	2,570,000		568,612	(b)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	3,260,000		3,423,000	(a)

Total Capital Markets					3,991,612

Commercial Banks - 2.9%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,670,000		1,569,840
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	660,000		683,100	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	300,000		307,125	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	134,065		133,059
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,073,443		1,057,341
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	7,432,820		7,274,873
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	960,000		1,027,200	(a)(d)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	780,000		800,514
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,210,000		1,240,250
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	990,000		1,121,389	(d)(f)

Total Commercial Banks					15,214,691

Consumer Finance - 4.1%
Ally Financial Inc., Debentures	0.000%	6/15/15	3,440,000		2,476,800
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	1,170,000		1,032,525
Ally Financial Inc., Senior Notes	7.500%	12/31/13	220,000		233,750
Ally Financial Inc., Senior Notes	7.500%	9/15/20	4,300,000		4,579,500	(a)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	404,000		415,110
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	1,190,000		1,271,610
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	4,495,000		5,661,304
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	820,000	EUR	1,145,812
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	230,000		232,315
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	4,420,000		4,386,090

Total Consumer Finance					21,434,816

Diversified Financial Services - 4.7%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	240,000		240,600
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,990,000		1,975,075	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	640,000		660,186	(d)(f)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	820,000		877,400	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	960,000		1,039,200
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	120,000		124,800
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,220,000		1,287,100
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	2,015,000		2,297,100	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	930,000		997,425	(a)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	2,440,000		2,452,200
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	2,320,000		2,276,500
International Lease Finance Corp., Notes	5.875%	5/1/13	670,000		670,000
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,420,000		1,522,950	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	3,330,000		3,596,400
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,170,000		2,338,175	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	230,000		251,275	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,480,000		1,517,000

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Financial Services - continued
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	600,000	$610,500	(a)

Total Diversified Financial Services				24,733,886

TOTAL FINANCIALS				65,375,005

HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 0.5%
Biomet Inc., Senior Notes	11.625%	10/15/17	970,000	1,080,338
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	1,505,000	1,670,550	(e)

Total Health Care Equipment & Supplies				2,750,888

Health Care Providers & Services - 5.1%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,520,000	1,565,600	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	5,030,000	4,753,350
HCA Inc., Notes	9.000%	12/15/14	51,000	53,550
HCA Inc., Notes	7.690%	6/15/25	1,675,000	1,566,125
HCA Inc., Senior Notes	6.300%	10/1/12	4,060,000	4,120,900
HCA Inc., Senior Secured Notes	9.625%	11/15/16	201,000	218,085	(e)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	365,000	399,219
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	550,000	546,562	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	670,000	685,075
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	1,457,000	1,664,622	(g)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	1,080,000	928,800	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	300,000	301,875	(e)
US Oncology Holdings Inc., Senior Notes	6.737%	3/15/12	7,433,895	7,043,616	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,190,000	1,261,400
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,635,000	1,659,525

Total Health Care Providers & Services				26,768,304

Health Care Technology - 0.4%
Multiplan Inc., Senior Notes	9.875%	9/1/18	1,840,000	1,922,800	(a)

TOTAL HEALTH CARE				31,441,992

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.5%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	1,525,000	1,612,688	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,300,000	1,378,000
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,660,000	1,784,500
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	3,015,000	2,984,850	(a)

Total Aerospace & Defense				7,760,038

Airlines - 3.1%
Air Canada, Senior Secured Notes	9.250%	8/1/15	840,000	848,400	(a)
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	985,307	960,674
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	1,632,960	1,635,001
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	2,610,000	2,645,888	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	4,935,000	4,972,506	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,025,000	2,075,625
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	561,808	564,617
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	864,717	925,247
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	813,000	882,105	(a)

United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	450,000	488,250	(a)

Total Airlines				15,998,313

Building Products - 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,003,200	501,600	(a)(c)

Commercial Services & Supplies - 2.1%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	495,000	485,100	(a)
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	2,335,000	2,609,362

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Commercial Services & Supplies - continued
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	260,000	$249,600
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,700,000	3,593,625	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	890,000	947,850	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,305,000	2,420,250	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	720,000	801,000	(a)

Total Commercial Services & Supplies				11,106,787

Electrical Equipment - 0.0%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	140,000	109,900	(a)

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,590,000	1,709,250

Marine - 0.5%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	2,510,000	2,240,175	(a)

Road & Rail - 1.8%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	3,787,000	4,534,932
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	1,435,000	1,542,625	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	370,000	448,163
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	295,000	317,494
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,454,000	2,690,197

Total Road & Rail				9,533,411

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	1,076,000	1,113,660	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,950,000	1,950,000

Total Trading Companies & Distributors				3,063,660

Transportation - 0.4%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	2,210,000	2,168,563	(a)

TOTAL INDUSTRIALS				54,191,697

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.8%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	4,010,000	4,270,650	(a)

IT Services - 1.8%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,682,700	1,594,358	(e)
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	490,000	523,075	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	720,000	775,800	(a)
First Data Corp., Senior Notes	9.875%	9/24/15	2,900,000	2,370,750
First Data Corp., Senior Notes	10.550%	9/24/15	3,773,361	3,051,706	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	1,060,000	1,056,025

Total IT Services				9,371,714

Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	810,000	812,025	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	500,000	520,000	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	3,205,000	2,916,550
Freescale Semiconductor Inc., Senior Toggle Notes	9.875%	12/15/14	1	1	(e)

Total Semiconductors & Semiconductor Equipment				4,248,576

Software - 0.3%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	1,375,000	1,428,281	(a)

TOTAL INFORMATION TECHNOLOGY				19,319,221

MATERIALS - 7.9%
Chemicals - 3.2%
Ashland Inc., Senior Notes	9.125%	6/1/17	3,285,000	3,761,325
CF Industries Inc., Senior Notes	6.875%	5/1/18	260,000	279,825
CF Industries Inc., Senior Notes	7.125%	5/1/20	1,070,000	1,170,312
FMC Finance III SA, Senior Notes	6.875%	7/15/17	140,000	149,800
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,630,000	1,707,425	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,490,000	1,555,187	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Chemicals - continued
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,334,000	EUR	$1,918,598	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	2,245,445		2,484,024
Solutia Inc., Senior Notes	8.750%	11/1/17	1,000,000		1,092,500
Solutia Inc., Senior Notes	7.875%	3/15/20	1,760,000		1,881,000
TPC Group LLC, Senior Secured Notes	8.250%	10/1/17	890,000		912,250	(a)(c)

Total Chemicals					16,912,246

Containers & Packaging - 2.0%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	2,520,000		2,546,949	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	640,000	EUR	872,480	(a)
Ball Corp., Senior Notes	6.750%	9/15/20	750,000		795,000
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	1,770,000		1,663,800
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	330,000		320,925
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,680,000		1,738,800
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,510,000		2,560,200	(a)(c)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	100,000		102,000	(a)(c)

Total Containers & Packaging					10,600,154

Metals & Mining - 0.4%
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	4,000,000		1,850,000	(a)

Paper & Forest Products - 2.3%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,000,000		2,220,000	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	940,000		1,044,575	(a)
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	630,000		630,788
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,660,000		2,407,300
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,990,000		1,781,050
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	3,305,000		3,618,975

Total Paper & Forest Products					11,702,688

TOTAL MATERIALS					41,065,088

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 5.0%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	70,000		77,350	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	1,130,000		858,800
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,305,000		131	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,410,000		2,518,450	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	2,635,000		2,809,569
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	1,280,000		1,392,000
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	5,710,000		6,195,350
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,400,000		1,260,000
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,430,000		1,497,925
West Corp., Senior Notes	8.625%	10/1/18	1,450,000		1,450,000	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	275,000		291,156	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	210,000		235,331	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	3,971,525		4,254,496	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	3,005,000		3,177,787

Total Diversified Telecommunication Services					26,018,345

Wireless Telecommunication Services - 3.4%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	590,000		626,137
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	1,240,000		1,277,200
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	6,020,000		5,508,300
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,340,000		6,657,000
True Move Co., Ltd.	10.750%	12/16/13	305,000		324,063	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	3,420,000		3,633,750	(a)

Total Wireless Telecommunication Services					18,026,450

TOTAL TELECOMMUNICATION SERVICES					44,044,795

UTILITIES - 4.8%
Electric Utilities - 0.3%
Elwood Energy LLC, Secured Notes	8.159%	7/5/26	1,853,984		1,742,745

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy
Finance Corp., Senior Notes	7.375%	3/15/20	1,010,000	$1,073,125

Independent Power Producers & Energy Traders - 4.3%
AES Corp., Senior Notes	8.000%	10/15/17	590,000	637,200
AES Corp., Senior Notes	8.000%	6/1/20	180,000	195,300
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	1,830,000	1,880,325	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	1,315,000	1,219,663
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,000,000	782,500
Edison Mission Energy, Senior Notes	7.625%	5/15/27	1,875,000	1,260,937
Energy Future Holdings Corp., Senior Notes	12.000%	11/1/17	2,483,698	1,185,966	(e)
Energy Future Intermediate Holding Co. LLC/EFIH
Finance Inc., Senior Secured Notes	10.000%	12/1/20	5,946,305	5,901,202
Foresight Energy LLC/Foresight Energy Corp.,
Senior Notes	9.625%	8/15/17	2,430,000	2,502,900	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	1,170,000	1,108,575
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,698,796	2,982,169
NRG Energy Inc., Senior Notes	7.375%	2/1/16	110,000	113,163
NRG Energy Inc., Senior Notes	7.375%	1/15/17	2,375,000	2,434,375

Total Independent Power Producers & Energy Traders				22,204,275

TOTAL UTILITIES				25,020,145

TOTAL CORPORATE BONDS & NOTES (Cost - $458,257,398)				461,114,069

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
BlackRock Capital Finance LP, 1996-R1 (Cost - $267,832)	9.580%	9/25/26	304,280	28,146	(d)(g)

COLLATERALIZED SENIOR LOANS - 3.8% CONSUMER DISCRETIONARY - 0.7% Auto Components - 0.1%

Allison Transmission Inc., Term Loan, Tranche B	3.010 - 3.050%	8/7/14	424,175	397,598	(h)

Media - 0.5%
Citadel Broadcasting Corp., Term Loan A	11.000%	6/3/15	177,346	186,900	(h)
Newsday LLC, Term Loan	10.500%	8/1/13	2,000,000	2,123,750	(h)

Total Media				2,310,650

Specialty Retail - 0.1%
Michaels Stores Inc., Term Loan B2	4.813 - 5.000%	7/31/16	675,284	661,403	(h)

TOTAL CONSUMER DISCRETIONARY				3,369,651

ENERGY - 0.7%
Energy Equipment & Services - 0.7%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	4,498,527	3,868,733	(a)(c)(h)

FINANCIALS - 0.6%
Real Estate Management & Development - 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	3,000,000	3,180,000	(h)

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
Hawker Beechcraft Acquisition Co., Term Loan	2.256 - 2.289%	3/26/14	2,682,325	2,165,232	(h)
Hawker Beechcraft Acquisition Co. LLC, LC Facility
Deposits	2.633%	3/26/14	153,017	123,519	(h)

Total Aerospace & Defense				2,288,751

Airlines - 0.4%
United Airlines Inc., Term Loan B	2.313%	2/3/14	2,250,870	2,115,818	(h)

TOTAL INDUSTRIALS				4,404,569

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Group Inc., Term Loan C	2.376%	4/3/15	493,606	450,640	(h)

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC, PIK Term Loan	6.875%	8/11/15	3,180,000	3,180,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Energy Future Holdings, Term Loan B3	3.758 - 3.789%	10/10/14	1,607,570	$1,243,187	(h)

TOTAL COLLATERALIZED SENIOR LOANS (Cost -$18,986,651)				19,696,780

CONVERTIBLE BONDS & NOTES - 0.8%
INDUSTRIALS - 0.8%
Marine - 0.8%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	4,245,000	3,862,950

MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	130,000	125,125	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,844,325)				3,988,075

SOVEREIGN BONDS - 0.1%
Russia - 0.1%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $770,712)	7.500%	3/31/30	703,721	840,383	(a)

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Charter Communications Inc.			126,560	4,113,200	*(g)
Charter Communications Inc., Class A Shares			68,009	2,210,292	*
Citadel Broadcasting Corp., Class A Shares			1,441	32,423	*
Citadel Broadcasting Corp., Class B Shares			8,927	191,931	*
Dex One Corp.			2,180	26,776	*
SuperMedia Inc.			1,358	14,355	*

TOTAL CONSUMER DISCRETIONARY				6,588,977

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			13,610	316,438	*

INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			346	155,717	(c)(g)
Nortek Inc.			4,801	187,479	*

TOTAL INDUSTRIALS				343,196

MATERIALS - 0.8%
Chemicals - 0.8%
Georgia Gulf Corp.			78,433	1,281,595	*
LyondellBasell Industries NV, Class A Shares			121,502	2,903,898	*

TOTAL MATERIALS				4,185,493

TOTAL COMMON STOCKS (Cost - $10,663,478)				11,434,104

CONVERTIBLE PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
Bank of America Corp.	7.250%		4,800	4,716,000
Citigroup Inc.	7.500%		15,768	1,868,665

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,390,091)				6,584,665

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		40,019	4	*(a)(c)(d)

FINANCIALS - 1.0%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%		36,000	938,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE		SHARES	VALUE
Diversified Financial Services - 0.8%
Citigroup Capital XII, Junior Subordinated Notes	8.500%		167,900	$4,434,239	(d)

TOTAL FINANCIALS				5,372,489

TOTAL PREFERRED STOCKS (Cost - $5,119,678)				5,372,493

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	3,104	31	*(c)(g)
Charter Communications Inc.		11/30/14	3,493	17,814	*
CNB Capital Trust		3/23/19	45,731	0	*(a)(c)(g)
Nortek Inc.		12/7/14	5,121	51,209	*
SemGroup Corp.		11/30/14	14,327	75,215	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)

TOTAL WARRANTS (Cost - $73,535)				144,269

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $504,373,700)				509,202,984

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 0.0%
U.S. Government Agencies - 0.0%
Federal National Mortgage Association (FNMA),
Discount Notes (Cost - $74,892)	0.200 - 0.240%	5/9/11	75,000	74,913	(i)(j)

TOTAL INVESTMENTS - 97.5% (Cost - $504,448,592#)				509,277,897
Other Assets in Excess of Liabilities - 2.5%				12,811,643

TOTAL NET ASSETS - 100.0%				$522,089,540

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of September 30, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EUR	— Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Yield Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$460,116,644	$997,425	$461,114,069
Collateralized mortgage obligation	—	—	28,146	28,146
Collateralized senior loans	—	16,516,780	3,180,000	19,696,780
Convertible bonds & notes	—	3,988,075	—	3,988,075
Sovereign bond	—	840,383	—	840,383
Common stocks	$7,165,187	4,113,200	155,717	11,434,104
Convertible preferred stocks	6,584,665	—	—	6,584,665
Preferred stocks	4,434,239	938,254	—	5,372,493

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Warrants	17,814	126,424	31	144,269

Total long-term investments	$18,201,905	$486,639,760	$4,361,319	$509,202,984

Short-term investments†	—	$74,913	—	$74,913

Total investments	$18,201,905	$486,714,673	$4,361,319	$509,277,897

Other financial instruments:
Futures contracts	$(318,787)	—	—	$(318,787)
Forward foreign currency contracts	—	$(167,889)	—	(167,889)

Total other financial instruments	$(318,787)	$(167,889)	—	$(486,676)

Total	$17,883,118	$486,546,784	$4,361,319	$508,791,221

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED MORTGAGE	COLLATERALIZED SENIOR LOANS	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$4,681,201	—	—	$326,646	$40	$65,337	$5,073,224
Accrued premiums/discounts	418,094	—	$473	—	—	—	418,567
Realized gain (loss)[1]	(177,643)	—	—	—	(94,738)	—	(272,381)
Change in unrealized appreciation (depreciation)[2]	743,331	—	20,674	145,509	94,702	61,118	1,065,334
Net purchases (sales)	(4,667,558)	—	3,158,853	—	—	—	(1,508,705)
Transfers into Level 3	—	$28,146	—	—	—	—	28,146
Transfers out of Level 3	—	—	—	(316,438)	(4)	(126,424)	(442,866)

Balance as of September 30, 2010	$997,425	$28,146	$3,180,000	155,717	—	$31	$4,361,319

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[2]	67,425	—	20,674	145,509	—	$(15)	$233,593

1	This amount is included in net realized gain (loss) from investment transactions.
2	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,875,937
Gross unrealized depreciation	(31,046,632)

Net unrealized appreciation	$4,829,305

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury Bonds	54	12/10	$7,723,058	$7,629,187	$(93,871)

Contracts to Sell:
U.S. Treasury 5-Year Notes	217	12/10	26,003,264	26,228,180	(224,916)

Net Unrealized Loss on Open Futures Contracts					$(318,787)

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Euro	Citibank, N.A.	1,325,903	$1,806,755	11/24/10	$(103,105)
Euro	Credit Suisse First Boston Inc.	1,342,940	1,829,970	11/24/10	(64,784)

Net unrealized loss on open forward foreign currency contracts					$(167,889)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010:

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(318,787)	—	—	$(318,787)
Foreign Exchange Contracts	—	—	—	$(167,889)	(167,889)

Total	—	$(318,787)	—	$(167,889)	$(486,676)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$2,259,611
Futures contracts (to buy)	5,685,188
Futures contracts (to sell)	20,456,149

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Director

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Director

Date: November 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Principal Financial and Accounting Officer

Date: November 23, 2010